Certnas

1-38167

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

17010407

June 27, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Received SEC
JUL 27 2017
Washington, DC 20549

Dear Mr. Thomas:

This is to certify that on July 27, 2017 The Nasdaq Stock Market (the "Exchange") received from Pensare Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock, one Right and one Warrant

Common Stock, par value $0.001 per share

Rights, exchangeable into one-tenth of one share of Common Stock

Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance. We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery